SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 28 – SUBSEQUENT EVENT – CORONAVIRUS DISEASE COVID-19

From March 2020, the novel coronavirus disease COVID-19 began to have a harmful effect on our business, revenues and results from operations. In particular, the significant fall in the volume of international travel by our customers has begun to cause a decrease in revenues from roaming services, and the closure of shopping malls and changes in general consumer behavior have begun to affect the volume of sales of equipment.

As of the date of approval of these financial statements, the impact has been limited, since the crisis only began at the beginning of March 2020.  In addition, the impact has been mitigated by a number of actions taken by the Company, including cutting costs and sending a large quantity of employees on unpaid leave. However, should these trends continue, this may have a material harmful effect on our results of operations and financial position for 2020.

NOTE 29 – SUBSEQUENT EVENT – OFFER TO BUY 100% OF SHARE CAPITAL BY HOT TELECOMMUNICATION SYSTEMS LTD.

HOT Telecommunication Systems Ltd. and its controlling shareholder, Altice Europe N.V, (the "Potential Acquiror") have proposed to acquire 100% of the issued share capital of the Company (the "Proposed Transaction"). The Potential Transaction is the subject of discussions between the Company and the Potential Acquiror and entry into the Potential Transaction would require approval by the Board of Directors of the Company.